Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 57,397	$ 56,291	$ 42,465
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	41,159	34,299	25,864
Interest cost	40,432	45,555	49,006
Expected return on plan assets	(72,352)	(65,296)	(60,244)
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	41,955	36,025	22,356
Net periodic benefit cost	$ 51,194	$ 50,583	$ 36,982
Weighted-average assumptions (net benefit cost)
Discount rate	2.75%	3.50%	4.50%
Expected return on plan assets	6.50%	6.75%	7.00%
Weighted-average rate of compensation increase	3.00%	3.25%	3.25%
SERP
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 526	$ 389	$ 266
Interest cost	1,431	1,604	1,760
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	2,642	1,805	1,020
Net periodic benefit cost	$ 4,599	$ 3,798	$ 3,046
Weighted-average assumptions (net benefit cost)
Discount rate	2.75%	3.50%	4.50%
Weighted-average rate of compensation increase	3.00%	3.25%	3.25%
PBOP
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,691	$ 1,581	$ 1,276
Interest cost	2,193	2,582	3,046
Expected return on plan assets	(3,239)	(3,408)	(3,156)
Amortization of prior service cost	959	1,155	1,271
Amortization of net actuarial loss	0	0	0
Net periodic benefit cost	$ 1,604	$ 1,910	$ 2,437
Weighted-average assumptions (net benefit cost)
Discount rate	2.75%	3.50%	4.50%
Expected return on plan assets	6.50%	6.75%	7.00%